UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 57.1%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	200,000		$225,207	(a)

Argentina - 4.9%
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	518,754		522,131
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		214,500
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	200,000		166,802	(a)
Argentine Republic Government International Bond, Senior Notes, Step Bond	2.500%	12/31/38	1,440,000		877,334
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		552,900	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		163,162	(a)
Provincia de Buenos Aires/Argentina, Senior Notes	7.875%	6/15/27	400,000		380,724	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		142,875	(a)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	440,000		405,275	(a)
Republic of Argentina	18.200%	10/3/21	3,200,000	ARS	117,068
Republic of Argentina, Bonds	21.200%	9/19/18	130,000	ARS	5,034
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	33.206%	6/21/20	7,910,000	ARS	331,295	(c)

Total Argentina					3,879,100

Armenia - 0.3%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	200,000		206,422	(b)

Brazil - 1.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	3,163,000	BRL	870,953
Federative Republic of Brazil, Notes	10.000%	1/1/27	154,000	BRL	38,592
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	200,000		162,500

Total Brazil					1,072,045

Cameroon - 0.3%
Republic of Cameroon International Bond, Senior Notes	9.500%	11/19/25	200,000		223,755	(a)

Colombia - 0.9%
Republic of Colombia, Senior Notes	5.625%	2/26/44	680,000		717,400

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.9%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	730,000	$697,975	(a)

Dominican Republic - 1.3%
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,060,000	1,058,421	(a)

Ecuador - 2.7%
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	510,000	495,950	(b)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	280,000	275,926	(b)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	510,000	502,579	(a)
Republic of Ecuador, Senior Notes	7.875%	1/23/28	1,000,000	883,750	(a)

Total Ecuador				2,158,205

Egypt - 2.0%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	410,000	405,876	(a)
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	260,000	263,228	(b)
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	410,000	415,090	(a)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	200,000	209,303	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	319,033	(a)

Total Egypt				1,612,530

El Salvador - 0.6%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000	474,375	(a)

Ethiopia - 0.2%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	200,000	197,200	(b)

Gabon - 0.2%
Gabon Government International Bond, Bonds	6.375%	12/12/24	200,000	193,211	(a)

Ghana - 1.2%
Ghana Government International Bond	10.750%	10/14/30	410,000	516,682	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	400,000	405,450	(a)

Total Ghana				922,132

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	300,000	283,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.6%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	200,000		$213,988	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	230,000		232,130	(a)

Total Honduras					446,118

Hungary - 1.0%
Hungary Government International Bond, Senior Notes	7.625%	3/29/41	590,000		821,561

Indonesia - 5.9%
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	920,000		938,391	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	620,000		632,394	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,200,000		1,130,576	(b)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		841,815	(a)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	70,438
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	39,187
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	14,030,000,000	IDR	1,071,843

Total Indonesia					4,724,644

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	410,000		378,512	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	189,000		178,463	(b)

Total Ivory Coast					556,975

Jamaica - 0.5%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	400,000		432,464

Jordan - 0.6%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	200,000		197,177	(a)
Jordan Government International Bond, Senior Notes	5.750%	1/31/27	280,000		266,953	(a)

Total Jordan					464,130

Kazakhstan - 1.1%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	830,000		833,785	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.6%
Republic of Kenya, Senior Notes	7.250%	2/28/28	440,000		$443,601	(a)

Kuwait - 0.6%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	460,000		447,314	(a)

Lebanon - 1.2%
Lebanon Government International Bond, Senior Notes	6.250%	11/4/24	1,110,000		967,575	(b)

Mexico - 3.9%
Mexican Bonos, Bonds	5.750%	3/5/26	16,820,000	MXN	744,225
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	1,077,000		975,224
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	790,000		716,925
United Mexican States, Senior Notes	4.750%	3/8/44	690,000		639,630

Total Mexico					3,076,004

Nigeria - 0.9%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	260,000		273,705	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	450,000		444,711	(a)

Total Nigeria					718,416

Oman - 0.8%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	670,000		651,414	(a)

Panama - 0.5%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	331,000		408,785

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	380,000		385,225	(a)

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	440,000		642,400
Republic of Peru, Senior Bonds	6.550%	3/14/37	110,000		138,325

Total Peru					780,725

Philippines - 1.1%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	880,000		852,652

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.3%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		$219,272	(a)

Romania - 0.5%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	420,000		434,824	(b)

Russia - 4.3%
Russian Federal Bond - OFZ, Bonds	7.600%	7/20/22	67,450,000	RUB	1,110,865
Russian Federal Bonds	7.050%	1/19/28	44,138,000	RUB	698,721
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	485,940		540,774	(b)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	1,000,000		1,032,854	(a)

Total Russia					3,383,214

Senegal - 2.0%
Senegal Government International Bond	6.250%	5/23/33	450,000		417,470	(a)
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	460,000		465,306	(b)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	410,000	EUR	467,795	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	220,000		199,009	(a)

Total Senegal					1,549,580

South Africa - 1.5%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	310,000		302,599
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	1,000,000		921,181

Total South Africa					1,223,780

Sri Lanka - 1.1%
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	460,000		458,426	(a)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	420,000		401,216	(a)

Total Sri Lanka					859,642

Turkey - 2.2%
Turkey Government International Bond, Senior Notes	6.250%	9/26/22	980,000		996,465

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - (continued)
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	640,000		$559,200
Turkey Government International Bond, Senior Notes	6.000%	3/25/27	200,000		192,198

Total Turkey					1,747,863

Ukraine - 2.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	320,000		331,557	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	300,000		310,073	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000		1,019,693	(a)

Total Ukraine					1,661,323

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	460,000		425,500	(a)

Uruguay - 1.5%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	11,820,000	UYU	386,262	(a)
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	6,950,000	UYU	227,117	(b)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	310,000		307,939
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	310,000		299,150

Total Uruguay					1,220,468

Venezuela - 1.1%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,116,000		326,430	*(b)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	1,855,000		556,500	*(d)

Total Venezuela					882,930

Vietnam - 0.7%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	580,000		585,306	(a)

Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.970%	7/30/27	270,000		250,490	(a)

TOTAL SOVEREIGN BONDS (Cost - $48,392,730)					45,377,058

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 34.8%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.3%
Gohl Capital, Ltd., Senior Notes	4.250%	1/24/27	250,000	$241,271	(b)

Media - 0.7%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000	331,717	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	200,000	195,750	(a)

Total Media				527,467

TOTAL CONSUMER DISCRETIONARY				768,738

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Marfrig Holdings Europe BV, Senior Notes	8.000%	6/8/23	200,000	203,150	(b)

ENERGY - 14.2%
Oil, Gas & Consumable Fuels - 14.2%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	200,000	200,000	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	370,000	355,108
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	497,495	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	410,000	398,605	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	204,410	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	460,000	432,170	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	400,000	431,203	(b)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	540,000	588,952	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,487,000	1,397,780	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	437,460
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	715,715
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	341,055
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	1,200,000	277,560	*(b)(d)
Petroleos De Venezuela SA, Senior Notes	9.000%	11/17/21	1,090,000	291,521	*(b)(d)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	858,384	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	834,534
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000	440,944
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	586,530
Sinopec Group Overseas Development 2013 Ltd., Senior Notes	4.375%	10/17/23	320,000	328,847	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000		$297,806	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000		510,787	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	240,000		231,000	(a)
YPF SA, Senior Notes	16.500%	5/9/22	7,000,000	ARS	222,144	(a)
YPF, S.A., Senior Notes	8.500%	7/28/25	400,000		406,500	(a)

TOTAL ENERGY					11,286,510

FINANCIALS - 9.7%
Banks - 7.2%
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	460,000		458,735	(a)(c)(e)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000		305,625	(a)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000		181,002	(a)(c)
BBVA Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000		557,206	(a)
Export Credit Bank of Turkey	5.875%	4/24/19	720,000		722,333	(a)
Export-Import Bank of China (The), Senior Notes	3.625%	7/31/24	720,000		713,227	(b)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	400,000		397,876	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	600,000		566,370	(a)(c)(e)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	930,000		1,004,400	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		376,375	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	450,000		417,746	(a)

Total Banks					5,700,895

Diversified Financial Services - 2.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	570,000		550,056	(a)(c)
Banco Nacional demercio Exterior SNC, Senior Notes	4.375%	10/14/25	430,000		418,175	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000		226,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	80,000	$79,200	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	160,000	157,400	(a)
Power Sector Assets & Liabilities Management Corp.	7.390%	12/2/24	320,000	380,837	(b)

Total Diversified Financial Services				1,812,468

Thrifts & Mortgage Finance - 0.2%
Fondo MIVIVIENDA SA, Senior Notes	3.500%	1/31/23	200,000	194,300	(a)

TOTAL FINANCIALS				7,707,663

INDUSTRIALS - 1.9%
Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	265,008	(b)

Industrial Conglomerates - 0.6%
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	450,000	458,890	(b)

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	207,375	(a)

Transportation Infrastructure - 0.7%
Pelabuhan Indonesia III Persero PT, Senior Notes	4.875%	10/1/24	540,000	545,400	(b)

TOTAL INDUSTRIALS				1,476,673

MATERIALS - 3.1%
Chemicals - 2.0%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	230,000	215,602	(a)
Chandra Asri Petrochemical Tbk PT, Senior Notes	4.950%	11/8/24	200,000	179,646	(a)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	193,073	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	202,000	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	838,301	(a)

Total Chemicals				1,628,622

Containers & Packaging - 0.3%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	200,000	203,300	(a)

Metals & Mining - 0.4%
Southern Copper Corp. , Senior Notes	6.750%	4/16/40	140,000	164,767
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	138,000	155,526

Total Metals & Mining				320,293

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.4%
Inversiones CMPC SA Islands Branch, Senior Notes		4.375%	5/15/23	280,000		$280,556	(a)

TOTAL MATERIALS						2,432,771

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
VEON Holdings BV, Senior Notes		7.504%	3/1/22	250,000		267,912	(b)

UTILITIES - 4.4%
Electric Utilities - 3.7%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	420,000		420,437	(a)
Cerro del Aguila SA, Senior Notes		4.125%	8/16/27	200,000		182,500	(a)
Comision Federal de Electricidad, Senior Notes		4.875%	1/15/24	620,000		624,650	(a)
Pampa Energia SA, Senior Notes		7.500%	1/24/27	380,000		364,211	(a)
Perusahaan Listrik Negara PT, Senior Notes		4.125%	5/15/27	900,000		846,868	(a)
Perusahaan Listrik Negara PT, Senior Notes		5.250%	10/24/42	600,000		558,180	(a)

Total Electric Utilities						2,996,846

Independent Power and Renewable Electricity Producers - 0.7%
Three Gorges Finance I Cayman Islands Ltd., Senior Notes		3.150%	6/2/26	570,000		539,875	(a)

TOTAL UTILITIES						3,536,721

TOTAL CORPORATE BONDS & NOTES (Cost - $28,870,211)						27,680,138

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Argentina - 0.6%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds		3.750%	2/8/19	9,808,290	ARS	381,031
Bonos de la Nacion Argentina con Ajuste por CER, Bonds		4.000%	3/6/20	1,514,000	ARS	61,094

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $567,674)						442,125

COUNTERPARTY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Euro, Put @ $1.19 (Cost - $9,089)	Goldman Sachs & Co.	8/1/18	1,325,000	1,325,000		31,539

TOTAL PURCHASED OPTIONS (Cost - $9,089)						31,539

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,839,704)						73,530,860

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 5.6%
SOVEREIGN BONDS - 1.2%
Egypt - 1.2%
Egypt Treasury Bills	17.603%	11/13/18	6,300,000	EGP	$326,525	(f)
Egypt Treasury Bills	19.004%	6/12/18	3,200,000	EGP	179,126	(f)
Egypt Treasury Bills	17.271%	10/2/18	8,500,000	EGP	447,779	(f)

TOTAL SOVEREIGN BONDS (Cost - $963,587)					953,430

			SHARES
MONEY MARKET FUNDS - 4.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $3,501,815)	1.830%		3,501,815		3,501,815	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,465,402)					4,455,245

TOTAL INVESTMENTS - 98.1% (Cost - $82,305,106)					77,986,105
Other Assets in Excess of Liabilities - 1.9%					1,548,684

TOTAL NET ASSETS - 100.0%					$79,534,789

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of May 31, 2018.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At May 31, 2018, the total market value of investments in Affiliated Companies was $3,501,815 and the cost was $3,501,815 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EGP	— Egypt Pound
EUR	— Euro
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS

OTC Written Options

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Euro, Call	Goldman Sachs & Co.	8/1/18	$1.24		1,325,000	1,325,000	$898
U.S. Dollar/Mexican Peso, Put	Goldman Sachs & Co.	7/13/18	18.00	MXN	400,000	400,000	381

TOTAL OTC WRITTEN OPTIONS (Premiums received - $16,993)							$1,279

At May 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	18	9/18	$2,137,069	$2,167,875	$(30,806)

At May 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	139,902	USD	35,427	Barclays Bank PLC	6/14/18	$(292)
MYR	6,910,674	USD	1,767,436	Barclays Bank PLC	6/14/18	(31,855)
USD	1,794,040	MYR	7,050,576	Barclays Bank PLC	6/14/18	23,324
USD	347,587	MXN	6,950,000	Citibank N.A.	6/15/18	62
USD	417,716	MXN	7,730,000	Citibank N.A.	6/15/18	31,189
USD	388,080	IDR	5,516,945,696	Citibank N.A.	7/16/18	(6,752)
MYR	3,507,000	USD	907,139	Goldman Sachs & Co.	7/16/18	(27,009)
USD	430,555	MYR	1,705,000	Goldman Sachs & Co.	7/16/18	2,662
USD	455,568	MYR	1,802,000	Goldman Sachs & Co.	7/16/18	3,331

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	171,135,969	USD	2,604,413	JPMorgan Chase & Co.	7/16/18	$(81,589)
USD	313,007	ARS	8,194,529	JPMorgan Chase & Co.	7/16/18	(262)
USD	646,547	ARS	14,043,000	JPMorgan Chase & Co.	7/16/18	109,697
USD	958,271	BRL	3,548,000	JPMorgan Chase & Co.	7/16/18	9,774
USD	773,017	INR	52,684,969	JPMorgan Chase & Co.	7/16/18	(3,646)
USD	1,759,522	INR	118,451,000	JPMorgan Chase & Co.	7/16/18	13,360
CAD	505,605	USD	402,270	Barclays Bank PLC	7/19/18	(11,834)
USD	394,265	CAD	505,606	Barclays Bank PLC	7/19/18	3,828
USD	509,431	EUR	410,000	Barclays Bank PLC	7/19/18	28,245
TRY	110,520	USD	26,183	Citibank N.A.	7/19/18	(2,245)
SAR	6,377,000	USD	1,700,533	Bank of America N.A	8/15/18	45
USD	1,698,681	SAR	6,377,000	Bank of America N.A	8/15/18	(1,897)
USD	1,704,801	PHP	89,071,595	JPMorgan Chase & Co.	8/15/18	16,267
CNY	6,019,439	USD	886,973	Citibank N.A.	10/15/18	49,035
CNY	10,996,589	USD	1,708,075	Citibank N.A.	10/15/18	1,866
USD	1,803,836	CNY	11,568,900	Citibank N.A.	10/15/18	4,902
USD	1,697,415	SAR	6,377,000	Bank of America N.A	2/14/19	(2,455)

Total						$127,751

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

At May 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Barclays Bank PLC (Republic of Korea, 7.125%, due 4/16/19)	$2,000,000	12/20/22	0.395%	1.000% quarterly	$(51,867)	$(25,199)	$(26,669)
Barclays Bank PLC (Saudi Government International Bond, 2.375%, due 10/26/21)	1,800,000	12/20/22	0.83%	1.000% quarterly	(13,000)	2,293	(15,293)

Total	$3,800,000				$(64,867)	$(22,906)	$(41,962)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$45,377,058	—	$45,377,058
Corporate Bonds & Notes	—	27,680,138	—	27,680,138
Non-U.S. Treasury Inflation Protected Securities	—	442,125	—	442,125
Purchased Options	—	31,539	—	31,539

Total Long-Term Investments	—	73,530,860	—	73,530,860

Short-Term Investments†:
Sovereign Bonds	—	953,430	—	953,430
Money Market Funds	$3,501,815	—	—	3,501,815

Total Short-Term Investments	3,501,815	953,430	—	4,455,245

Total Investments	$3,501,815	$74,484,290	—	$77,986,105

Other Financial Instruments:
Forward Foreign Currency Contracts	—	297,587	—	297,587

Total	$3,501,815	$74,781,877	—	$78,283,692

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$1,279	—	$1,279
Futures Contracts	$30,806	—	—	30,806
Forward Foreign Currency Contracts	—	169,836	—	169,836
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	64,867	—	64,867

Total	$30,806	$233,424	—	$264,230

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company LLC (formerly Western Asset Management Company), the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended May 31, 2018. The following transactions were effected in shares of such companies for the period ended May 31, 2018.

	Affiliate Value at February 28, 2018	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$400,000	$8,503,078	8,503,078	$5,401,263	5,401,263	—	$3,014	—	$3,501,815

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018